Fair Value Measurements (Details) - Schedule of fair value of instruments measured at amortized cost - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Carrying value [Member]
Fair Value Measurements (Details) - Schedule of fair value of instruments measured at amortized cost [Line Items]
Borrowings	$ 1,038,155	$ 1,456,131
Fair value [Member]
Fair Value Measurements (Details) - Schedule of fair value of instruments measured at amortized cost [Line Items]
Borrowings	$ 1,038,155	$ 1,456,131